Public Offering (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Number of sale units	13,800,000
Sale of stock, description	Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Number of sale units	1,800,000